Form N-CSR Cover	12 Months Ended
Apr. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Opportunistic Municipal Securities Fund
Entity Central Index Key	0000797923
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025